DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total Revenue	$ 14,132,400	$ 8,329,800	$ 28,006,600	$ 18,270,800	$ 50,397,000	$ 30,953,500
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	12,784,200	8,329,800	26,658,400	18,270,800
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 1,348,200		$ 1,348,200